Portfolio of Investments (unaudited)

As of January 31, 2021

Aberdeen Total Dynamic Dividend Fund

	Shares	Value
LONG-TERM INVESTMENTS (100.7%)
COMMON STOCKS (98.7%)
AUSTRALIA (1.1%)
Materials (1.1%)
Rio Tinto PLC, ADR	161,482	$12,340,454

BRAZIL (2.1%)
Industrials (1.0%)
CCR SA	4,929,338	10,919,249

Materials (1.1%)
Vale SA, ADR	703,000	11,353,450
Total Brazil		22,272,699

CANADA (2.5%)
Energy (1.5%)
Enbridge, Inc.(a)	473,100	15,896,160

Materials (1.0%)
Barrick Gold Corp.(a)	515,700	11,536,209
Total Canada		27,432,369

CHINA (3.4%)
Communication Services (1.2%)
Tencent Holdings Ltd.	138,600	12,349,714

Consumer Discretionary (1.1%)
Shenzhou International Group Holdings Ltd.	619,700	12,085,081

Financials (1.1%)
Ping An Insurance Group Co. of China Ltd., H Shares	1,018,000	11,989,779
Total China		36,424,574

DENMARK (0.8%)
Financials (0.8%)
Tryg A/S	285,000	8,866,407

FINLAND (0.7%)
Information Technology (0.7%)
Nokia OYJ(b)	1,531,806	7,361,229

FRANCE (4.7%)
Consumer Discretionary (1.0%)
LVMH Moet Hennessy Louis Vuitton SE	17,400	10,519,954

Energy (0.9%)
TOTAL SE, ADR(a)	238,400	10,031,872

See Notes to Portfolio of Investments.

Aberdeen Total Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2021

Aberdeen Total Dynamic Dividend Fund

Financials (0.7%)
AXA SA	342,700	$7,592,294

Industrials (2.1%)
Alstom SA(b)	188,800	10,236,654
Schneider Electric SE	80,800	11,825,940
		22,062,594
Total France		50,206,714

GERMANY (5.4%)
Financials (1.1%)
Deutsche Boerse AG	72,900	11,704,313

Health Care (0.7%)
Bayer AG	131,700	7,970,857

Information Technology (1.1%)
Infineon Technologies AG	300,300	12,031,087

Materials (0.9%)
Linde PLC(b)	41,200	10,060,155

Utilities (1.6%)
RWE AG	388,500	16,689,291
Total Germany		58,455,703

HONG KONG (1.2%)
Consumer Staples (0.0%)
Convenience Retail Asia Ltd.	4,528,000	420,309

Financials (1.2%)
Hong Kong Exchanges & Clearing Ltd.	198,600	12,696,926
Total Hong Kong		13,117,235

INDONESIA (1.1%)
Communication Services (1.1%)
Telkom Indonesia Persero Tbk PT	53,652,600	11,858,305

ITALY (1.3%)
Utilities (1.3%)
Enel SpA	1,371,700	13,604,503

JAPAN (2.9%)
Financials (0.7%)
Mitsubishi UFJ Financial Group, Inc.	1,722,400	7,777,975

Health Care (0.9%)
Shionogi & Co. Ltd.	170,300	9,245,587

Real Estate (1.3%)
GLP J-REIT	9,000	14,499,419
Total Japan		31,522,981

See Notes to Portfolio of Investments.

Aberdeen Total Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2021

Aberdeen Total Dynamic Dividend Fund

NETHERLANDS (2.7%)
Consumer Staples (1.3%)
Heineken NV	131,900	$13,756,174

Information Technology (1.4%)
ASML Holding NV	27,900	14,894,520
Total Netherlands		28,650,694

NORWAY (1.0%)
Communication Services (1.0%)
Telenor ASA	623,100	10,278,903

SINGAPORE (1.0%)
Financials (1.0%)
Oversea-Chinese Banking Corp. Ltd.	1,426,971	11,059,388

SOUTH KOREA (1.3%)
Materials (1.3%)
LG Chem Ltd.	17,000	13,866,099

SPAIN (2.0%)
Communication Services (1.1%)
Cellnex Telecom SA(c)	211,600	12,396,328

Industrials (0.9%)
Ferrovial SA	395,017	9,469,937
Total Spain		21,866,265

SWEDEN (1.3%)
Consumer Staples (0.8%)
Essity AB, Class B	272,200	8,694,291

Industrials (0.5%)
Atlas Copco AB, A Shares	101,100	5,485,011
Total Sweden		14,179,302

SWITZERLAND (4.8%)
Consumer Staples (1.2%)
Nestle SA	114,500	12,835,058

Financials (1.2%)
Zurich Insurance Group AG	32,900	13,154,951

Health Care (2.4%)
Novartis AG	135,700	12,286,970
Roche Holding AG	38,000	13,114,248
		25,401,218
Total Switzerland		51,391,227

See Notes to Portfolio of Investments.

Aberdeen Total Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2021

Aberdeen Total Dynamic Dividend Fund

TAIWAN (1.5%)
Information Technology (1.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	752,000	$15,892,311

UNITED KINGDOM (7.5%)
Communication Services (1.8%)
Cineworld Group PLC(b)	3,865,000	4,051,284
Vodafone Group PLC, ADR	877,600	15,050,840
		19,102,124

Consumer Staples (2.6%)
Tesco PLC	5,362,900	17,549,544
Unilever PLC	170,600	9,916,811
		27,466,355

Health Care (1.3%)
AstraZeneca PLC, ADR	283,100	14,324,860

Industrials (0.9%)
Melrose Industries PLC(b)	4,247,886	9,715,468

Information Technology (0.9%)
Avast PLC(c)	1,565,500	10,093,908
Total United Kingdom		80,702,715

UNITED STATES (48.4%)
Communication Services (1.5%)
Alphabet, Inc., Class C(a)(b)	8,600	15,787,364

Consumer Discretionary (7.1%)
Aptiv PLC(a)	83,300	11,128,880
Genuine Parts Co.	116,400	10,927,632
Las Vegas Sands Corp.	187,400	9,012,066
Lowe's Cos., Inc.(a)	100,900	16,835,165
Target Corp.(a)	91,300	16,540,821
TJX Cos., Inc. (The)(a)	182,400	11,680,896
		76,125,460

Consumer Staples (4.1%)
Coca-Cola Co. (The)	223,900	10,780,785
Kraft Heinz Co. (The)(a)	314,800	10,548,948
Mondelez International, Inc., Class A(a)	227,500	12,612,600
PepsiCo, Inc.	76,600	10,461,262
		44,403,595

Energy (1.0%)
Williams Cos., Inc. (The)	512,300	10,876,129

Financials (6.0%)
Bank of America Corp.(a)	364,100	10,795,565
Blackstone Group, Inc. (The), Class A	131,400	8,828,766
Charles Schwab Corp. (The)	226,900	11,694,426
Goldman Sachs Group, Inc. (The)	47,000	12,744,990

See Notes to Portfolio of Investments.

Aberdeen Total Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2021

Aberdeen Total Dynamic Dividend Fund

Huntington Bancshares, Inc.(a)	705,500	$9,330,237
JPMorgan Chase & Co.	85,000	10,936,950
		64,330,934

Health Care (6.3%)
AbbVie, Inc.	169,204	17,340,026
Bristol-Myers Squibb Co.(a)	198,000	12,163,140
Eli Lilly & Co.	64,500	13,414,065
Medtronic PLC(a)	118,900	13,237,137
UnitedHealth Group, Inc.(a)	35,800	11,942,164
		68,096,532

Industrials (6.1%)
Aerojet Rocketdyne Holdings, Inc.(b)	263,000	13,686,520
FedEx Corp.(a)	63,800	15,014,692
Lockheed Martin Corp.	30,900	9,944,238
Macquarie Infrastructure Corp.	535,700	14,887,103
Norfolk Southern Corp.(a)	51,700	12,233,254
		65,765,807

Information Technology (9.9%)
Apple, Inc.(a)	260,300	34,349,188
Broadcom, Inc.(a)	39,100	17,614,550
Cisco Systems, Inc.(a)	245,300	10,935,474
Fidelity National Information Services, Inc.	86,900	10,728,674
Intel Corp.(a)	197,400	10,957,674
Microsoft Corp.(a)	97,600	22,639,296
		107,224,856

Real Estate (2.7%)
American Tower Corp., REIT(a)	51,200	11,640,832
Digital Realty Trust, Inc.(a)	74,700	10,753,065
GEO Group, Inc. (The), REIT(a)	708,000	6,329,520
		28,723,417

Utilities (3.7%)
Clearway Energy, Inc., Class C(a)	300,000	9,294,000
CMS Energy Corp.(a)	146,500	8,332,920
FirstEnergy Corp.(a)	264,700	8,142,172
NextEra Energy, Inc.(a)	176,000	14,233,120
		40,002,212
Total United States		521,336,306
Total Common Stocks		1,062,686,383

PREFERRED STOCKS (2.0%)
SOUTH KOREA (2.0%)
Information Technology (2.0%)
Samsung Electronics Co. Ltd.	328,600	21,430,440
Total Preferred Stocks		21,430,440
Total Long-Term Investments—100.7% (cost $849,400,417)		1,084,116,823

See Notes to Portfolio of Investments.

Aberdeen Total Dynamic Dividend Fund

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2021

Aberdeen Total Dynamic Dividend Fund

Total Investments—100.7% (cost $849,400,417)	1,084,116,823
Liabilities in Excess of Other Assets—(0.7)%	(7,742,519)
Net Assets—100.0%	$1,076,374,304

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
All or a portion of the securities are on loan. The total value of all securities on loan is $-. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. See Note 2(j) of the accompanying Notes to Financial Statements.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At January 31, 2021, the Fund's open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation

United States Dollar/Euro
02/01/2021	State Street Bank and Trust	USD	28,808,859	EUR	24,500,000	$29,731,963	$(923,104)
04/14/2021	State Street Bank and Trust	USD	29,766,224	EUR	24,500,000	29,779,183	(12,959)
						$59,511,146	$(936,063)

See Notes to Portfolio of Investments.

Aberdeen Total Dynamic Dividend Fund

Notes to Portfolio of Investments (unaudited)

January 31, 2021

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Total Dynamic Dividend Fund